Borrowings - Summary of Long-Term Borrowings (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2017 INR (₨)
Tmhl [Member]
Disclosure of detailed information about borrowings [line items]
Cancellation of shares	₨ 68,080